Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, interest rate appreciation basis points	10
Sensitivity, interest rate depreciation basis points	(10)
Sensitivity, correlations appreciation	10.00%
Sensitivity, correlations depreciation	(10.00%)
Sensitivity, credit spreads appreciation basis points	10
Sensitivity, credit spreads depreciation basis points	(10)
Financial liabilities at fair value	kr (293,758)	kr (280,800)
Sensitivity, correlations maximum positive relationship	1
Sensitivity correlations maximum negative relationship	(1)
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Shift in interval for correlation	0.1
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Shift in interval for correlation	(0.1)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (56,708)	(52,485)	kr (43,841)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	223	242
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(220)	(243)
Level 3 | Own credit spread | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	217	242
Level 3 | Own credit spread | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(215)	(240)
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	(1,431)	(4,587)	(846)
Level 3 | Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(43)	(66)
Level 3 | Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	46	64
Level 3 | Derivatives | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (936)
Level 3 | Derivatives | Equity | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.72
Sensitivity impact on total comprehensive income	kr 4
Level 3 | Derivatives | Equity | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.01
Sensitivity impact on total comprehensive income	kr (4)
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 1,385
Level 3 | Derivatives | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.22
Sensitivity impact on total comprehensive income	kr (66)
Level 3 | Derivatives | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.07)
Sensitivity impact on total comprehensive income	kr 66
Level 3 | Derivatives | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (1,710)
Level 3 | Derivatives | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.73
Sensitivity impact on total comprehensive income	kr 19
Level 3 | Derivatives | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.96)
Sensitivity impact on total comprehensive income	kr (16)
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (170)
Level 3 | Derivatives | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.51
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.01)
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	(55,277)	(47,898)	kr (42,995)
Level 3 | Debt securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	266	308
Level 3 | Debt securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(266)	kr (307)
Level 3 | Debt securities issued | Equity
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (515)
Level 3 | Debt securities issued | Equity | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10
Sensitivity impact on total comprehensive income	kr 28
Level 3 | Debt securities issued | Equity | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (28)
Level 3 | Debt securities issued | Equity | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.72
Sensitivity impact on total comprehensive income	kr (5)
Level 3 | Debt securities issued | Equity | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.01
Sensitivity impact on total comprehensive income	kr 4
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (54,620)
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10
Sensitivity impact on total comprehensive income	kr 90
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (88)
Level 3 | Debt securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.22
Sensitivity impact on total comprehensive income	kr 74
Level 3 | Debt securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.07)
Sensitivity impact on total comprehensive income	kr (72)
Level 3 | Debt securities issued | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (36)
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10
Sensitivity impact on total comprehensive income	kr 96
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (96)
Level 3 | Debt securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.73
Sensitivity impact on total comprehensive income	kr (20)
Level 3 | Debt securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.96)
Sensitivity impact on total comprehensive income	kr 17
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (106)
Level 3 | Debt securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10
Sensitivity impact on total comprehensive income	kr 3
Level 3 | Debt securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (3)
Level 3 | Debt securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.51
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.01)
Sensitivity impact on total comprehensive income	kr 0